Condensed Statement of Changes in Shareholders' Equity (Parenthetical) - shares				3 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021	Mar. 31, 2021
Sponsor [Member] | Founder Shares [Member]
Number of shares forfeited during the period		900,000
Class B Ordinary Shares [Member]
Number of shares forfeited during the period		900,000	900,000	900,000
Class B Ordinary Shares [Member] | Sponsor [Member]
Temporary equity shares outstanding	25,000
Class B Ordinary Shares [Member] | Sponsor [Member] | Subsequent Event [Member]
Temporary equity shares outstanding		6,900,000
Class B Ordinary Shares [Member] | Sponsor [Member] | Founder Shares [Member]
Temporary equity shares outstanding		6,900,000
Class B Ordinary Shares [Member] | Sponsor [Member] | Founder Shares [Member] | Subsequent Event [Member]
Temporary equity shares outstanding		6,900,000
Over-Allotment Option [Member]
Stock repurchased during period, shares	3,500,000
Over-Allotment Option [Member] | Sponsor [Member] | Founder Shares [Member]
Number of shares forfeited during the period	25,000
Stock repurchased during period, shares	3,500,000
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Number of shares forfeited during the period			900,000
Temporary equity shares outstanding	25,000